Share Capital	12 Months Ended
Apr. 30, 2024
Disclosure of classes of share capital [abstract]
Share Capital [Text Block]

9. Share Capital

a) Authorized

Unlimited number of common shares with no par value.

b) Issued and outstanding

As at April 30, 2024, 232,642,035 (April 30, 2023: 207,938,329) common shares with no par value were issued and outstanding.

During the year ended April 30, 2024, the Company issued common shares of the Company as follow:

714,670 warrants were exercised at a weighted average exercises price of $1.46 for proceeds of $1,042,597, and 782,250 options were exercised at a weighted average exercise price of $1.38 for proceeds of $1,083,250. 206,786 restricted share units ("RSUs") were exercised and converted to common shares at the vested price of $1.60.

On February 21, 2024, the Company entered into an agreement with PI Financial Corp. as sole bookrunner and lead underwriter, on its own behalf and on behalf of a syndicate of underwriters (the "Underwriters"), pursuant to which the Underwriters have agreed to purchase, on a "bought deal" basis, 20,000,000 common shares (the "Shares") of the Company at a price of $1.50 per Share for aggregate gross proceeds of $30,000,000 (the "Offering"), excluding additional proceeds raised from the exercise of the Over-Allotment Option.

The Company agreed to grant the Underwriters an option to cover over-allotments (the "Over-Allotment Option"), which will allow the Underwriters to purchase up to an additional 15% of the Shares sold pursuant to the Offering, on the same terms as the Offering. The Over-Allotment Option may be exercised in whole or in part at any time, for 30 days after the closing date of February 29, 2024. The Over Allotment Options were exercised in full, and the Company completed the bought deal prospectus for gross proceeds of $34,500,000 on February 29, 2024.

The Company paid the Underwriter a cash commission equal to 6% of the gross proceeds raised under the Offering. As further consideration for the services provided by the Underwriters in connection with the Offering, the Company issued compensation warrants to the Underwriters, exercisable at any time on or before February 28, 2026, to acquire that number of common shares of the Company which is equal to 6% of the number of Offered Shares sold under the Offering at an exercise price of $1.50. The compensation warrants have a fair value of $742,418 using the Black-Scholes Options pricing model. The Company incurred a total of $2,228,139 in cash share issue costs.

During the year ended April 30, 2023, the Company issued common shares of the Company as follow:

On February 9, 2023, the Company completed a private placement during which it issued 27,286,050 common shares at a price of $1.65 for gross proceeds of $45,021,982. The Company paid a cash commission of $2,701,319 equal to 6% of the gross proceeds of the offering and issued 1,637,163 compensation options to the Agents. Each compensation option is exercisable to acquire one common share of the Company at the issue price of $1.65 until February 9, 2025. The compensation options have a fair value of $1,408,313 using the Black-Scholes Options pricing model. The Company incurred a total of $3,023,679 in cash share issue costs.

All securities issued under the private placement will be subject to a statutory hold period in Canada expiring four months and one day from the date of issuance.

b)    Issued and outstanding (continued)

During the year ended April 30, 2023, the Company issued common shares of the Company as follow (continued):

On November 15, 2022, the Company closed a bought deal financing of 23,805,000 units at a price of $1.45 per units for gross proceeds of $34,517,250. Each Unit consists of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, a "Warrant"). Each Warrant entitles the holder to acquire one common share of the Company until November 15, 2024, at a price of $2.00. The warrants were not assigned a value since the market price of the Company's share on November 15, 2022, was equivalent to the price of the unit at $1.45.

The financing was subject to 6% cash finders fees and 6% finders warrants exercisable at $1.45 on or before November 15, 2024. The finders' warrants have a fair value of $1,138,453 using the Black-Scholes Options pricing model. The Company incurred a total of $2,542,864 in cash share issue costs.

The net proceeds from both the private placement and the bought deal financing will be used to advance the exploration, drilling, and development of the Company's Panuco Project, as well as for working capital and general corporate purposes.

On January 6, 2023, the Company issued 1,000,000 shares in connection to the strategic investment in Prismo Metals Inc. The shares are subject to a statutory hold period of four months and one day, and a voluntary escrow period of 24 months with 25% of the securities released every nine months. The shares are fair valued at $1,357,155 (Note 6).

For the year ended April 30, 2023, 775,347 options were exercised for proceeds of $318,000. The weighted average share price on date of exercise is $1.76. 196,130 warrants were exercised for proceeds of $386,221. The weighted average share price of on date of exercise is $2.10.

c) Escrow shares

As of April 30, 2024, the Company has 500,000 shares in escrow (April 30, 2023: 1,000,000). The escrow shares relate to the Prismo transaction (Note 6) are subject to a voluntary escrow period of 24 months. During this period, 25% of the securities will be released every six months, starting from the closing date of January 6, 2023. During the year ended April 30, 2024, 500,000 have been released and 500,000 shares remain in escrow.

d) Warrants

As of April 30, 2024, the Company has 15,437,163 warrants outstanding and exercisable (April 30, 2023: 14,771,833).

During the year ended April 30, 2024, 714,670 warrants were exercised at a weighted average exercises price of $1.46 for proceeds of $1,042,597. The Company issued 1,380,000 broker warrants in relation to the bought deal financing which closed on February 29, 2024. Each warrant entitles the holder to acquire one common share of the Company until February 28, 2026, at a price of $1.50.

During the year ended April 30, 2023, the Company issued 11,902,500 warrants and 1,428,300 broker warrants, totaling 13,330,800 warrants in relation to the bought deal financing which closed on November 15, 2022. Each warrant entitles the holder to acquire one common share of the Company until November 15, 2024, at a price of $2.00. The Company issued 1,637,163 compensation warrants in relation to the private placement which closed on February 9, 2023. Each compensation warrant is exercisable to acquire one Common Share at $1.65 until February 9, 2025. 32,424,902 warrants expired.

The following is a summary of warrant transactions for the years ended April 30, 2024, and April 30, 2023:

	April 30, 2024		April 30, 2023
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
		$		$
Warrants outstanding, beginning of the year	14,771,833	1.91	32,424,902	2.68
Issued	1,380,000	1.50	14,967,963	1.91
Exercised	(714,670)	(1.46)	(196,130)	(1.97)
Expired	-	-	(32,424,902)	(2.68)
Warrants outstanding, end of the year	15,437,163	1.89	14,771,833	1.91

The following warrants were outstanding and exercisable on April 30, 2024:

Expiry date	Exercise price $	Number of warrants outstanding and exercisable
15-Nov-24	2.00	11,705,850
15-Nov-24	1.45	714,150
09-Feb-25	1.65	1,637,163
28-Feb-26	1.50	1,380,000
		15,437,163

As at April 30, 2024, the weighted average remaining contractual life for outstanding warrants is 0.69 years (April 30, 2023: 1.57 years).

The fair value of the broker warrants granted was calculated as of the grant date using the Black-Scholes pricing model with the following assumptions:

	For the year ended
	April 30, 2024	April 30, 2023
Risk Free Interest Rate	4.18%	3.86% - 3.98%
Expected Dividend Yield	-	-
Expected Volatility	61.35%	101.32%
Expected Term in Years	2 years	2 years

During the year ended April 30, 2024, the Company recorded fair value of $742,418 (year ended April 30, 2023 - $2,546,766) against reserves.

e) Options

The Company has adopted a Stock Option Plan (the "Plan") pursuant to which options may be granted to directors, officers, and consultants of the Company. Under the terms of the Plan, the Company can issue a maximum of 10% of the issued and outstanding common shares at the time of the grant, a maximum term of 10 years, and the exercise price of each option is determined by the directors but may not be less than the closing market price of the Common Shares on the day preceding the date of granting of the option less any available discount, in accordance with TSXV Policies. No option may be granted for a term longer than ten years. Options granted under the Plan including vesting and the term, are determined by, and at the discretion of, the Board of Directors.

On May 19, 2023, the Company granted 3,850,000 stock options at an exercise price of $1.60 to directors, officers, employees, and consultants of the Company. These options are exercisable for a period of five years and will vest over the next two years.

On November 15, 2023, the Company has granted 400,000 stock options at an exercise price of $1.36 to a director and a consultant of the Company. These options are exercisable for a period of five years and will vest over the next two years.

On December 18, 2023, the Company has granted 250,000 stock options at an exercise price of $1.53 to a consultant of the Company. These options are exercisable for a period of two years and will vest over the next one year.

During the year ended April 30, 2024, 782,250 were exercised with weighted average exercise price of $1.38 for proceeds of $1,083,250, and 841,000 options were canceled. No other options were issued, canceled, or expired during the year ended April 30, 2024.

The continuity of stock options for the years ended April 30, 2024, and April 30, 2023, is as follows:

	April 30, 2024		April 30, 2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$
Options outstanding, beginning of the year	15,926,972	1.69	14,640,472	1.64
Issued	4,500,000	1.57	2,720,000	1.63
Cancelled	(841,000)	(1.85)	(658,153)	(2.06)
Exercised	(782,250)	(1.38)	(775,347)	(0.41)
Options outstanding, end of the year	18,803,722	1.66	15,926,972	1.69
Options exercisable, end of the year	15,469,222	1.68	13,692,722	1.69

The following options were outstanding and exercisable as April 30, 2024:

Expiry date	Exercise price $	Adjusted exercise price $	Number of Options outstanding	Number of Options exercisable

27-Feb-29	0.15	0.14	605,000	605,000
13-Jun-24	0.17	0.16	350,000	350,000
30-Dec-24	0.69	0.66	875,000	875,000
07-Jan-25	0.72	0.69	60,000	60,000
29-Jun-25	0.79	0.76	920,000	920,000
06-Aug-25	2.15	2.07	1,490,000	1,490,000
01-Oct-25	1.46	1.40	115,000	115,000
01-Dec-25	1.46	1.40	100,000	100,000
12-Jan-26	1.71	1.64	60,000	60,000
17-Feb-26	1.50	1.44	1,867,722	1,867,722
22-Jun-26	2.31	2.22	3,581,000	3,581,000
12-Jul-26	2.44	2.34	220,000	220,000
27-Jul-26	2.44	2.34	139,000	139,000
24-Sep-26	2.25	2.25	1,825,000	1,825,000
01-Feb-27	2.45	2.45	300,000	300,000
02-Jun-27	1.74	1.74	509,000	412,000
10-Feb-28	1.60	1.60	1,797,000	1,083,000
19-May-28	1.60	1.60	3,340,000	1,324,000
15-Nov-28	1.36	1.36	400,000	80,000
18-Dec-25	1.53	1.53	250,000	62,500
			18,803,722	15,469,222

The fair value of the options granted was calculated using the Black-Scholes option pricing model with the following assumptions for options granted in the nine months ended April 30, 2024, and 2023:

For the year ended
	April 30, 2024	April 30, 2023
Risk Free Interest Rate	3.29%-3.99%	2.89% - 3.31%
Expected Dividend Yield	-	-
Expected Volatility	63.00%-96.24%	101.32%
Expected Term in Years	2-5 years	5 years

The Company recorded a fair value of $5,059,733 as share-based compensation related to options granted in prior years but not fully vested in prior years or for the year ended April 30, 2024 (April 30, 2023 - $3,846,411). For the year ended April 30, 2024, the Company used an estimated forfeiture rate of 4%, resulting in an impact of $210,822 (April 30,2023: $nil) which reduces the fair value of share-based compensation.

f) Restricted shares units ("RSU")

As of April 30, 2024, the Company has 1,044,073 RSUs outstanding (April 30, 2023: 1,133,572).

During the year ended April 30, 2024:

On April 1, 2024, the Company granted 318,000 RSUs to an officer of the Company. The RSUs will vest in three equal annual installments commencing on the first anniversary of the grant date. The Company can settle each vested RSUs with cash, shares, or a combination of cash and shares at the Company's discretion.

The fair value of each RSU is $1.89 which is the value of a Vizsla common share on grant day (April 1, 2024). The total share-based compensation of the RSUs is valued at $601,020, which will be realized as the RSUs vest.

206,786 RSUs were exercised and converted to common shares, and 200,713 RSUs were canceled. No other RSUs were issued, canceled, or expired during the year ended April 30, 2024.

For the year ended April 30, 2024, the Company has recognized a share-based compensation of $777,014 (April 30, 2023: $239,767) for the RSUs. For the year ended April 30, 2024, the Company used an estimated forfeiture rate of 4%, resulting in an impact of $32,376 (April 30,2023: $nil) which reduces the fair value of share-based compensation.

During the year ended April 30, 2023:

On February 10, 2023, pursuant to the Company's Equity Incentive Compensation Plan, the Company granted 1,133,572 RSUs to directors, officers, employees, and consultants of the Company. The RSUs will vest in three equal annual installments commencing on the first anniversary of the grant date. The Company can settle each vested RSUs with cash, shares, or a combination of cash and shares at the Company's discretion.

The fair value of each RSU is $1.60 which is the value of a Vizsla common share on issuance day. The total share-based compensation of the RSUs is valued at $1,813,715, which will be realized as the RSUs vest.

No other RSUs were issued, canceled, or expired during the year ended April 30, 2023.

The continuity of RSUs for the years ended April 30, 2024, and April 30, 2023, is as follows:

	April 30, 2024		April 30, 2023

	Number of RSUs	Weighted average exercise price	Number of RSUs	Weighted average exercise price
		$		$
RSUs outstanding, beginning of the year	1,133,572	1.60	-	-
Issued	318,000	1.89	1,133,572	1.60
Exercised and converted to shares	(206,786)	(1.60)	-	-
Cancelled	(200,713)	(1.60)	-	-
RSUs outstanding, end of the year	1,044,073	1.69	1,133,572	1.60

The following RSUs were outstanding and exercisable on April 30, 2024:

Expiry date	Exercise price $	Number of RSUs outstanding	Number of RSUs exercisable
10-Feb-26	1.60	726,073	130,165
01-Apr-27	1.89	318,000	-
		1,044,073	130,165

g) Shares to be issued

In relation to the acquisition of El Richard - San Enrique claims, the Company agreed to issue an aggregate of US$650,000 in common shares of the Company at the exchange rate and market price applicable on the effective date (April 15, 2024).

On May 3, 2024, the Company issued to the Inca Azteca Gold 448,137 common shares of Vizsla priced at $1.97 per share (for a total value of $882,830 (US$650,000)). Transfer of the El Richard - San Enrique claims was completed on May 8, 2024. As of April 30, 2024, these shares are classified as shares to be issued (Note 7a).